Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Potential Dilutive Issuances

The following table presents the effect of potential dilutive issuances for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Net income (loss) attributable to common stockholders	$(3,220,952)	$2,053,503	$116,984	$692,127
Preferred stock dividends	-	3,883	42,997	27,362
Derivative gain	-	-	58,116	-
Interest expense associated with convertible debt	-	-	(3,513,655)	-
Net loss for dilutive calculation	(3,220,952)	2,057,386	(3,295,558)	719,489

Weighted average shares outstanding	12,097,157	6,348,878	11,066,795	5,916,675
Dilutive effect of preferred stock	-	7,394	-	7,394
Dilutive effect of convertible debt	-	-	5,295,276	-
Dilutive effect of common stock warrants	-	628,357	37,556	628,357
Weighted average shares outstanding for diluted net income (loss) per share	12,097,157	6,984,629	16,399,627	6,552,426

Schedule of Property, Plant and Equipment	Property acquired in a business combination is recorded at estimated initial fair value. Property and equipment are depreciated using the straight-line method based on the lesser of the estimated useful lives of the assets or the lease term based upon the following life expectancy:
Years
Office equipment	3 to 5
Furniture & fixtures	3 to 7
Machinery & equipment	3 to 10
Leasehold improvements	Term of lease